Note 23 - Employee Benefits - Actuarial Assumptions (Details)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate	[1]	3.10%	3.90%	3.60%
Inflation	[1]	2.00%	2.00%	2.00%
Future salary increases	[1]	1.00%	1.00%	1.00%
Future pension increases	[1]	2.00%	2.00%	2.00%
Medical cost trend rate	[1]	4.50%	4.50%	4.50%
Life expectation for a male over 65 years old	[1]	83	83	83
Life expectation for a female over 65 years old	[1]	86	85	86
Top of range [member]
Statement Line Items [Line Items]
Discount rate	[1]	9.70%	9.60%	10.60%
Inflation	[1]	3.80%	4.00%	5.00%
Future salary increases	[1]	7.10%	7.10%	8.70%
Future pension increases	[1]	3.80%	4.00%	4.30%
Life expectation for a male over 65 years old	[1]	87	87	87
Life expectation for a female over 65 years old	[1]	89	89	89
Weighted average [member]
Statement Line Items [Line Items]
Dental claims trend rate	[1]	3.80%	4.00%	4.30%

[1]	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.